Share-Based Compensation - Restricted Stock (Details) - Restricted stock awards - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted Stock Awards
Forfeited (in shares)	0	0	0
RSA grant activity [Rollforward], Number of Shares
Non‑vested , Beginning Balance (in shares)		4,009	348,093
Vested (in shares)		(4,009)	(344,084)
Non‑vested , Ending Balance (in shares)			4,009
RSA grant activity [Rollforward], Weighted-Average Fair Value (per share)
Non‑vested , Beginning Balance (per share)		$ 0.21	$ 0.09
Vested (per share)		$ 0.21	0.09
Non‑vested , Ending Balance (per share)			$ 0.21
Minimum
Restricted Stock Awards
Vesting period	6 months
Maximum
Restricted Stock Awards
Vesting period	24 months